United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  09/30/11

Check here if Amendment [ ]; Amendment Number: _____
  This Amendment:	[ ] is a restatement
			[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     BlueFoot Partners, LLC
Address:  514 19th Ave. E., Suite D
	  Seattle, WA  98112

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	John Ray-Keil
Title: 	Chief Financial Officer
Phone:	(206) 322-5505

Signature, Place, and Date of Signing:

	John Ray-Keil		               Seattle, Washington  		 November 14, 2011
	[Signature]				[City, State]		         [Date]

Report Type:
[x]	13F HOLDING REPORT.
[ ] 	13F NOTICE.
[ ]	13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:  NONE





FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  		   0
Form 13 Information Table Entry Total:             8
Form 13 Information Table Value Total:             11,683  (Thousands)

List of Other Included Managers:
NONE




FORM 13F INFORMATION TABLE

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COLUMN 1	     	     COLUMN 2	COLUMN 3	COLUMN 4	COLUMN 5 		COLUMN 6	COLUMN 7 	COLUMN 8

                      	     TITLE OF		        VALUE		SHRS OR	SH/ 	PUT 	INVESTMENT  	OTHER     	VOTING AUTHORITY
NAME OF ISSUER		     CLASS      CUSIP      	(X$1000)     	PRN AMT	PRN 	CALL   	DISCRETION  	MANAGER  	SOLE   SHARED  NONE

EASTMAN KODAK COMPANY CMN	COM	277461109	156 		200,000 SH		SOLE				200,000
FIRST SOLAR, INC. CMN		COM	336433107	3,938 		62,304 	SH		SOLE				62,304
MINEFINDERS CORPORATION LTD CMN	COM	602900102	626 		45,000 	SH		SOLE				45,000
NEW GOLD INC CMN		COM	644535106	1,183 		115,000 SH		SOLE				115,000
NEWMONT MINING CORPORATION CMN	COM	651639106	3,148 		50,000 	SH		SOLE				50,000
PHYSICIANS FORMULA HOLDINGS	COM	719427106	416 		151,214 SH		SOLE				151,214
TRINA SOLAR LIMITED SPONSORED	COM	89628E104	30 		5,000 	SH		SOLE				5,000
YAMANA GOLD INC CMN		COM	98462Y100	2,186 		160,000 SH		SOLE				160,000



